INCOME TAXES	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
3.	INCOME TAXES

Income is subject to tax in the various countries in which the Group operates.

No income tax arose in the United States of America in any of the periods presented.

The Company is not taxed in the British Virgin Islands.
The Group's operating subsidiaries, other than Nissin Metal and Plastic (Shenzhen) Company Limited ("Nissin Shenzhen") and Kayser Myanmar, are all incorporated in Hong Kong and are subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended March 31, 2014, 2015 and 2016.
Nissin Shenzhen, which is established and operated in China, is subject to the uniform income tax rate of 25% in China.
The Group's manufacturing operations were conducted mainly in Long Hua, Shenzhen and Yangon of Myanmar during the years ended March 31, 2014, 2015 and 2016. However, Kayser Myanmar enjoyed a tax exemption for the year ended March 31, 2016 until the end of December, 2017, as a result, no tax expense is noted in Yangon of Myanmar.
The manufacturing operations of Hi-Lite Camera Company Limited ("Hi-lite") in Long Hua, Shenzhen was conducted pursuant to agreement entered into between certain China companies set up by the local government and the Shenzhen City Baoan District Foreign Economic Development Head Group and its designees (collectively, the "BFDC") (the agreement, collectively the "BFDC Agreement").
Under the BFDC Agreement, the Group (excluding Nissin Shenzhen) was not considered by local tax authorities to be doing business in China; accordingly, the activities of the Group (excluding Nissin Shenzhen) in China had not been subject to local taxes. The BFDC was responsible for paying taxes they incur as a result of the operation under the BFDC Agreement.
In April 2015, Hi-lite has ceased operating under the BFDC Agreement. All the Group's operations in China in the future will be conducted through Nissin Shenzhen. The BFDC Agreement in Long Hua and the sub-contracting license of Hi-lite also expired in March 2016.
As part of the manufacturing operations of the Group (excluding Nissin Shenzhen) are was carried out in China under the BFDC Agreement, in accordance with the Hong Kong Inland Revenue Departmental Interpretation and Practice Note No. 21 (DIPN 21), 50% of the related income for the year arising in Hong Kong was not subject to Hong Kong profits tax. The calculation of Hong Kong Profits Tax had been determined based on such tax relief.

The Group has ceased operating under the BFDC Agreement in April 2015. According to DIPN 21, the apportionment of profits on a 50:50 basis is no longer applicable during the year ended March 31, 2016.

The components of income before income taxes are as follows:

	Year ended March 31,
	2014	2015	2016
	$	$	$

Hong Kong	649	1,104	1,361
China	118	173	146
	767	1,277	1,507

The provision for income taxes consists of the following:

	Year ended March 31,
	2014	2015	2016
	$	$	$
Hong Kong
Current tax	155	78	143
Deferred tax	(15)	(12)	-
	140	66	143
China
Current tax	32	68	100
Total	172	134	243

A reconciliation between the provision for income taxes computed by applying the Hong Kong profits tax rate to profit before income taxes, the actual provision for income taxes is as follows:
	Year ended March 31,
	2014	2015	2016
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	10.3	1.5	9.7
Changes in valuation allowances	(4.4)	(1.6)	(6.8)
Overprovision of profits tax in prior year	(2.0)	(3.8)	(0.2)
Effect of different tax rate of subsidiaries operating in other jurisdictions	(2.7)	(2.8)	0.8
Others	4.6	0.6	(4.0)
Effective tax rate	22.3	10.4	16.0

Deferred income tax (assets) liabilities are as follows:
	As of March 31,
	2015	2016
	$	$
Deferred tax liability:
Property, plant and equipment	35	34
Deferred tax asset:
Tax loss carryforwards	(725)	(614)
Valuation allowance	722	612
Total net deferred tax asset	(3)	(2)
Net deferred tax liability	32	32

Movement of valuation allowances are as follows:

	Year ended March 31,
	2014	2015	2016
	$	$	$

At the beginning of the year	805	803	722
Changes in prior year tax losses carry forward	32	(60)	(8)
Current year reduction	(34)	(21)	(102)
At the end of the year	803	722	612

A valuation allowance has been provided on the deferred tax asset because the Group believes that it is not more likely than not that the asset will be realized. As of March 31, 2015 and 2016, a provided for the deferred tax asset relating to the future benefit of net operating loss carryforward as the management determined that the utilization of those net operating loss carryforward is not more likely than not. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowance will be made when those events occur.
As of March 31, 2015 and 2016, tax losses amounting to approximately $4,392 and $3,720, respectively may be carried forward indefinitely.
As of March 31, 2015 and 2016, the Group's China subsidiary had no tax loss that would expire five years from respective financial years incurring the losses.
Uncertainties exist with respect to how China's current income tax law applies to the Group's overall operations, and more specifically, with regard to tax residency status. China's Enterprise Income Tax ("EIT") Law includes a provision specifying that legal entities organized outside of the China will be considered residents for China income tax purposes if their place of effective management or control is within China. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within China. The Company does not believe that its legal entities organized outside of China should be treated as residents for the EIT Law's purposes. Because substantially all of the Company's revenues on a consolidated basis are generated in China, and the Company's legal entities organized outside of China does not generate any taxable income on a standalone basis, even if one or more of the Company's legal entities organized outside of China were characterized as China tax residents, the Company does not expect any significant adverse impact on the Company's consolidated results of operations.

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it was concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements.

The Group classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2015 and 2016, there is no interest and penalties related to uncertain tax positions, and the Group has no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. The fiscal years 2008 to 2016 remain subject to examination by the Hong Kong tax authority.